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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06346
Invesco Quality Municipal Investment Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)    (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Quality Municipal Investment Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us MS-CE-QMINV-QTR-1 05/12 Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–150.40%

Alabama–1.27%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$550	$610,495

Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	1,800	1,971,378

				2,581,873

Alaska–0.60%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	1,080	1,226,254

Arizona–2.13%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	1,035	1,058,412

Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (b)	5.00%	07/01/36	930	1,049,682

Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	985	1,091,084

Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 A, Ref. PCR (c)(d)	6.00%	05/01/14	400	433,260

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	675	711,977

				4,344,415

California–23.07%

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/35	985	299,539

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/36	1,590	437,139

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB	5.00%	04/01/31	1,000	1,137,280

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	680	403,124

Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	1,310	585,622

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	555	592,790

California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2006 A, RB	5.00%	08/15/28	370	398,638

Series 2006 A, RB	5.00%	08/15/32	3,000	3,195,570

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	1,405	1,522,388

California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)(g)	0.17%	08/15/47	1,000	1,000,000

California (State of);
Series 2003, Unlimited Tax GO Bonds	5.00%	02/01/24	1,000	1,042,510

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	660	711,242

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	660	741,622

California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,108,160

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(e)	0.00%	08/01/29	340	154,833

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/41	430	86,241

Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/42	5,265	990,610

Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/43	770	135,828

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	1,275	1,475,290

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	1,775	685,629

Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,523,145

Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	1,000	1,000,920

Indio (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/24	585	604,486

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (b)	5.00%	05/15/35	$1,325	$1,480,966

Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB (INS-NATL) (a)(b)	5.00%	07/01/25	1,920	2,068,205

Series 2012 A, Water System RB (b)	5.00%	07/01/43	1,740	1,954,594

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (c)(h)	5.00%	09/01/14	2,000	2,210,860

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/34	975	313,482

Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(e)	0.00%	08/01/29	1,090	479,600

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	790	375,440

Oakland (Port of);
Series 2002 L, RB (c)(h)(i)	5.00%	11/01/12	110	112,127

Series 2002 L, RB (INS-NATL) (a)(i)	5.00%	11/01/21	890	901,882

Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (a)	5.00%	06/01/29	4,000	4,075,000

Poway Unified School District (Election of 2008 — School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/27	1,965	1,014,765

Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	2,455	984,430

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	2,700	3,056,994

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	540	590,458

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (i)	5.00%	05/01/25	265	296,980

Series 2011 F, Ref. Second Series RB (i)	5.00%	05/01/26	530	590,086

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	1,155	1,308,292

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	09/01/30	3,300	1,394,778

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (e)	0.00%	04/01/14	850	829,592

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	6,300	2,200,275

				47,071,412

Colorado–1.30%

Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. & Improvement Charter School RB (INS-SGI) (a)	5.25%	08/15/34	1,585	1,614,750

Colorado (State of) Housing & Finance Authority; Series 2000 D-2, Sr. Single Family Program RB (i)	6.90%	04/01/29	90	94,339

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	850	952,153

				2,661,242

Connecticut–0.84%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	1,600	1,706,368

District of Columbia–4.77%

District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/27	575	659,824

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	265	299,678

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	2,055,440

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	380	427,242

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	380	425,456

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	760	847,088

Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	1,500	1,832,700

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–(continued)

Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. Airport System RB (INS-AGM) (a)(i)	5.00%	10/01/20	$3,000	$3,195,600

				9,743,028

Florida–13.17%

Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	780	894,169

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2005 C, Ref. Hospital RB (d)	5.00%	11/15/31	3,000	3,163,710

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,245	1,301,859

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,155,730

Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	800	899,376

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,300	1,436,500

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	320	377,254

Miami-Dade (County of); Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(e)	0.00%	10/01/30	1,000	957,650

Orange (County of); Series 2012 B, Ref. Sales Tax RB	5.00%	01/01/31	2,100	2,395,848

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	750	916,462

Series 2011, Ref. RB (b)	5.00%	10/01/31	885	1,008,404

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/42	8,000	8,474,320

St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.38%	01/01/40	1,000	847,740

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	1,545	1,668,214

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	1,000	1,374,310

				26,871,546

Georgia–4.11%

Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	2,000	2,089,280

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)	2.50%	01/01/13	590	598,101

Georgia (State of) Municipal Electric Authority;
Series 2002 A, Combustion Turbine Project RB (c)(h)	5.25%	11/01/12	2,000	2,042,280

Series 2002 A, Combustion Turbine Project RB (c)(h)	5.25%	11/01/12	1,500	1,531,710

Georgia (State of) Road & Tollway Authority; Series 2003, RB (c)(h)	5.00%	10/01/13	2,000	2,127,620

				8,388,991

Hawaii–0.81%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	430	472,329

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,100	1,189,903

				1,662,232

Idaho–0.23%

Regents of the University of Idaho; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	395	461,498

Illinois–10.74%

Chicago (City of) (O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(i)	5.75%	01/01/23	2,000	2,107,760

Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	1,530	1,670,806

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	1,035	1,146,366

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	1,300	1,466,270

See accompanying notes which are an integral part of this schedule.
                         Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)(j)	5.00%	01/01/37	$4,470	$4,684,918

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	900	993,267

DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	710	801,753

Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	775	823,499

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	935	1,082,160

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	985	1,117,010

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	930	1,057,828

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	400	504,000

Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,335	1,472,238

Series 2010 A, Ref. RB	6.00%	08/15/38	695	771,506

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	800	879,768

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,150	1,327,215

				21,906,364

Indiana–1.05%

Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	660	689,152

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	800	902,800

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (c)(d)	6.25%	06/01/14	510	556,114

				2,148,066

Iowa–2.45%

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	2,200	2,266,286

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (b)(j)	5.00%	06/01/25	1,320	1,566,378

Series 2009 A, Special Obligation RB (b)(j)	5.00%	06/01/26	990	1,167,596

				5,000,260

Kansas–0.26%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	455	528,009

Kentucky–1.48%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	425	491,478

Series 2010 A, Hospital RB	6.50%	03/01/45	550	639,463

Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/31	1,600	1,885,008

				3,015,949

Louisiana–0.36%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. — Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	650	730,327

Maine–0.44%

Maine (State of) Turnpike Authority; Series 2012 A, RB	5.00%	07/01/37	800	908,104

Maryland–2.27%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	685	696,042

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,215,160

See accompanying notes which are an integral part of this schedule.
                         Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—(continued)

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	$670	$723,506

				4,634,708

Massachusetts—5.84%

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	625	672,900

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	4,715	5,676,483

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)	5.50%	07/01/36	1,530	1,825,106

Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,500	1,706,895

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	325	376,951

Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (b)	5.00%	10/15/35	1,425	1,649,352

				11,907,687

Michigan—0.50%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	900	1,012,068

Missouri—1.00%

Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	335	343,905

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	275	323,884

Series 2011 A, Ref. RB	5.50%	09/01/28	525	614,801

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	750	760,530

				2,043,120

Montana—0.56%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,000	1,133,080

Nebraska—0.71%

Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/36	1,275	1,454,189

Nevada—3.85%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	546,205

Clark (County of); Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(i)	5.50%	07/01/22	2,000	2,102,060

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	400	428,628

Las Vegas (City of) Valley Water District; Series 2003 A, Ref. & Improvement Limited Tax GO Bonds (c)(h)	5.25%	06/01/12	2,925	2,999,266

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	1,600	1,786,896

				7,863,055

New Jersey—6.53%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	530	587,611

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(e)	0.00%	12/15/26	4,135	2,277,351

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/30	1,750	1,817,183

New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	8,637,834

				13,319,979

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—0.90%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	$700	$763,511

New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	920	1,067,366

				1,830,877

New York—15.02%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	460	516,791

Series 2009, PILOT RB	6.38%	07/15/43	190	214,590

Long Island Power Authority; Series 2004 A, Electrical System General RB (INS-AMBAC) (a)	5.00%	09/01/34	1,500	1,600,020

Metropolitan Transportation Authority; Series 2002 B, Service Contract RB (INS-NATL) (a)	5.50%	07/01/20	3,000	3,011,310

New York (City of) Municipal Water Finance Authority; Series 2002 A, Water & Sewer System RB	5.38%	06/15/18	3,000	3,006,090

New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/28	1,270	1,522,120

Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/29	1,015	1,199,903

Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/30	1,015	1,154,167

Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	2,325	2,626,134

New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (b)	5.00%	04/01/28	3,700	4,186,476

New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/27	1,840	2,111,566

Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/28	1,840	2,104,666

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	1,560	1,825,028

New York (State of) Dormitory Authority; Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	1,500	1,632,390

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (i)(k)	12.59%	07/01/26	1,700	1,716,286

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	1,290	1,511,235

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	650	708,513

				30,647,285

North Carolina—4.74%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (b)	5.00%	06/01/39	3,915	4,210,113

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	1,525	1,710,303

North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	1,098,108

North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/41	1,230	1,388,289

University of North Carolina at Chapel Hill; Series 2003, General RB	5.00%	12/01/24	1,200	1,271,748

				9,678,561

Ohio—3.71%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	925	991,073

American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	3,000	3,312,480

Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	900	977,274

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	525	609,026

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,290	1,395,457

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	255	288,479

				7,573,789

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon—0.34%

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (l)	6.38%	11/01/33	$660	$692,333

Pennsylvania—3.23%
Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	5,000	5,387,650

Subseries 2010 B-2, Sub. Conv. CAB RB (e)	0.00%	12/01/28	750	725,595

Subseries 2010 B-2, Sub. Conv. CAB RB (e)	0.00%	12/01/34	500	474,145

				6,587,390

Puerto Rico—3.61%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	635	639,724

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	440	443,234

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	350	378,158

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,000	1,074,140

Series 2010 XX, RB	5.25%	07/01/40	750	771,600

Series 2012 A, RB	5.00%	07/01/42	1,365	1,381,667

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	450	482,040

First Subseries 2010 A, RB	5.50%	08/01/42	750	805,920

First Subseries 2010 C, RB	5.25%	08/01/41	1,300	1,381,003

				7,357,486

South Carolina—3.76%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/29	3,000	3,327,360

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	205	206,827

South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (b)(h)	5.00%	01/01/27	4,000	4,140,400

				7,674,587

Texas—15.70%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (i)	4.85%	04/01/21	2,000	2,145,120

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	590	645,808

Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS-AGM) (a)(i)	5.38%	11/01/22	5,000	5,253,750

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	555	631,845

Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	1,485	1,940,583

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	350	382,438

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(e)	0.00%	09/01/25	2,300	1,286,206

Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	3,180	3,455,515

Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	4,500	4,843,440

Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/36	1,065	1,212,407

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/23	420	480,505

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	550	598,681

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/28	5,100	2,558,874

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/31	1,025	434,272

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	222,496

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/25	$890	$1,045,759

Series 2009 A, Financing System RB	5.00%	05/15/26	835	975,689

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	520	610,621

University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	3,000	3,304,920

				32,028,929

Utah–1.19%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (h)(k)	12.89%	05/15/20	2,600	2,425,632

Virgin Islands–0.34%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	650	703,645

Virginia–1.13%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,787,923

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (i)	5.50%	01/01/42	485	509,885

				2,297,808

Washington–5.10%

Lewis (County of) Public Utility District No. 1 (Cowlitz Falls Hydroelectric); Series 2003, Ref. RB (INS-NATL) (a)	5.00%	10/01/22	1,000	1,057,160

Seattle (Port of);
Series 1999 A, Sub. Lien RB (c)(h)	5.25%	09/01/12	2,000	2,025,220

Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/31	725	835,084

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	795	853,607

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	2,315	2,745,058

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	2,435	2,880,264

				10,396,393

Wisconsin–1.29%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	1,375	1,440,601

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,000	1,196,290

				2,636,891

TOTAL INVESTMENTS(m)–150.40% (Cost $281,383,944)				306,855,430

Floating Rate Note Obligations–(25.61)%

Notes with interest rates ranging from 0.14% to 0.38% at 05/31/2012 and contractual maturities of collateral ranging from 06/01/2025 to 07/01/2043 (See Note 1D)(n)				(52,245,000)

OTHER ASSETS LESS LIABILITIES–0.60%				1,216,122

PREFERRED SHARES–(25.39)%				(51,800,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$204,026,552

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

Investment Abbreviations:
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
FTA	— Federal Transit Administration
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Zero coupon bond issued at a discount.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security subject to the alternative minimum tax.

(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,535,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(k)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $4,141,918 which represents 2.03% of the Trust’s Net Assets.

(l)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2012 represented less than 1% of the Trust’s Net Assets.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentages

Assured Guaranty Municipal Corp.	11.7%

National Public Finance Guarantee Corp.	8.5

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $92,785,290 are held by Dealer Trusts and serve as collateral for the $52,245,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Quality Municipal Investment Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Invesco Quality Municipal Investment Trust

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$306,855,430	$—	$306,855,430
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $18,438,052 and $11,744,586, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,413,859

Aggregate unrealized (depreciation) of investment securities	(162,284)

Net unrealized appreciation of investment securities	$25,251,575

Cost of investments for tax purposes is $281,603,855.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Trust would merge with and into Invesco Quality Municipal Income Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust will become assets and liabilities of the Acquiring Trust and the Trust’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco Quality Municipal Investment Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Investment Trust

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.